FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
13.	FAIR VALUE MEASUREMENTS

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1 — inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

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Level 2 — inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

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Level 3 — inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models and similar techniques.

The carrying values of cash and cash equivalents and restricted cash approximated fair value and represented a level 1 measurement. The carrying values of long-term deposits and long-term receivables approximated fair value and represented a level 2 measurement. The estimated fair value of long-term debt as of December 31, 2012 and 2011, which included the 2010 Senior Notes, the RMB Bonds, the Studio City Notes, the 2011 Credit Facilities, the Deposit-Linked Loan and the Aircraft Term Loan was approximately $3,330,599 and $2,371,716, respectively. Fair value was estimated using quoted market prices and represented a level 1 measurement for the 2010 Senior Notes, the RMB Bonds and the Studio City Notes. Fair value for the 2011 Credit Facilities, the Deposit-Linked Loan and the Aircraft Term Loan approximated the carrying values as the instruments carried either variable interest rates or the fixed interest rate approximated the market rate and represented a level 2 measurement. Additionally, the carrying values of land use rights payable and payables for acquisition of assets and liabilities as disclosed in Notes 10 and 12 approximated fair value as the instruments carried the fixed interest rate approximated the market rate and represented a level 2 measurement.

As of December 31, 2012 and 2011, the Group did not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the consolidated financial statements.

The Group’s financial assets and liabilities recorded at fair value have been categorized based upon the fair value in accordance with the accounting standards.

The following fair value hierarchy table presents information about the Group’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Forward exchange rate contract receivable
December 31, 2012	$—	$—	$—	$—

December 31, 2011	$—	$7	$—	$7

Interest rate swap liabilities
December 31, 2012	$—	$—	$—	$—

December 31, 2011	$—	$363	$—	$363

The fair value of these interest rate swap agreements and forward exchange rate contract approximated the amounts the Group would pay if these contracts were settled at the respective valuation dates. Fair value is estimated based on a standard valuation model that projects future cash flows and discounts those future cash flows to a present value using market-based observable inputs such as interest rate yields and market forward exchange rates. Since significant observable inputs are used in the valuation model, the interest rate swap arrangements and the forward exchange rate arrangement represented a level 2 measurement in the fair value hierarchy.